Other long-term liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of other long-term liabilities
Other long-term liabilities can be summarized as follows:

(EUR thousand)		As of March 31
Other long term liabilities	Notes	2021	2020	2019
Other long-term liabilities		10,349	2,003	2,078
Lease liabilities long-term	13	19,122	27,750	32,420
Closing balance as of March 31		29,471	29,753	34,498